Derivative Financial Instruments and Fair Value Measurement - Summary of Interest Rate Swap Agreements (Detail) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Interest Rate Swap [Member]
Derivative [Line Items]
Fixed Interest Rates, Low	2.75%	2.75%
Fixed Interest Rates, High	3.19%	3.19%
Expiration Date	Mar. 31, 2017	Mar. 31, 2017
Notional Amount	$ 650,000	$ 650,000